Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,709,295	1,655,624	2,188,624
Edison Nation Holdings, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		990,000	990,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	160,492	89,992	160,492
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	80,000	290,000	80,000
Convertible Shares Under Notes Payable[Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	558,803	285,632	285,632
Warrants for Noteholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	625,000		50,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	120,000
Shares to be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	165,000